Document and Entity Information	Nov. 07, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 07, 2019
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 07, 2019
Document Effective Date	Nov. 07, 2019
Prospectus Date	Feb. 01, 2019
BNY Mellon Diversified Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	SBCEX
BNY Mellon Diversified Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DBEAX
BNY Mellon Diversified Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DBECX
BNY Mellon Diversified Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	SBYEX